UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:
811-23125

ELEVATION ETF TRUST
 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
 (Address of principal executive offices) (Zip code)

Andrea E. Kuchli, Esq., Secretary
Elevation ETF Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: October 31

Date of reporting period: April 1, 2016 – April 30, 2016

Item 1.	Reports to Stockholders.

DHANDHO FUNDS

DHANDHO JUNOON ETF

ELEVATION ETF TRUST 04.30.2016

SEMI-ANNUAL

NYSE ARCA: JUNE

TABLE OF CONTENTS

Portfolio Update	1
Disclosure of Fund Expenses	4
Schedule of Investments	5
Statement of Assets and Liabilities	7
Statement of Operations	8
Statement of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Additional Information	15
Board Considerations Regarding Approval of Investment Advisory Agreement	17

Dhandho Junoon ETF	Portfolio Update
April 30, 2016 (Unaudited)

Performance (as of April 30, 2016)

	1 Month	Since Inception^
Dhandho Junoon ETF - NAV	-2.01%	-2.01%
Dhandho Junoon ETF - Market*	-1.93%	-1.93%
Dhandho Junoon Index	-1.95%	-1.95%
S&P 500 Total Return Index	0.39%	0.39%

Total Expense Ratio (per the current prospectus) 0.75%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data please visit www.dhandoetfs.com or call 1.844.808.3557.

NAV is an exchange-traded fund’s per-share value. The per-share dollar amount of the fund is derived by dividing the total value of all the securities in its portfolio, less any liabilities, by the number of fund shares outstanding. Market Price is the price at which a share can currently be traded in the market. Information detailing the number of days the Market Price of the Fund was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV can be obtained at www.dhandoetfs.com.

*	Market Price is based on the midpoint of the bid/ask spread at 4 p.m. ET and does not represent the returns an investor would receive if shares were traded at other times.

^	The Fund commenced operations on April 1, 2016.

The Dhandho Junoon Index tracks the price movements of a portfolio of stocks of approximately 100 U.S. companies and American Depositary Receipts (“ADRs”) across 3 buckets: (1) Share Buybacks, (2) Select Value Manager Holdings, and (3) Spin-Offs. The index inception date is March 1st, 2016. The Index is calculated as a total return Index, which means that returns assume reinvestment of any dividends and distributions during this period.

The S&P 500® Index is the Standard & Poor’s composite index of 500 stocks, a widely recognized, unmanaged index of common stock prices. Index performance shown in the table is total return, which assumes reinvestment of any dividends and distributions during the period.

One cannot invest directly in an index. Index performance does not reflect fund performance.

Share Buyback: Companies that are aggressively buying back their own stock.

Spin-off: Companies that were spun off over the past several years from a parent. Spin-Offs may offer attractive value investing opportunities.

Select Value Manager Holdings: The largest positions in the portfolios of some hedge fund managers. To qualify for the Select Value Manager Holdings category, issuers must have been held by one of the 22 selected value hedge funds during the previous quarter, as reported on their Form 13F filings. The Form 13F filings used to select the securities in the underlying index, the Dhandho Junoon Index (the “underlying index”) are filed up to 45 days after the end of each calendar quarter. Therefore, a given hedge fund may have already sold its position by the time the security is added to the underlying index. As a result, the Select Value Manager Holdings category of the underlying index may not be representative of a hedge fund’s universe or the strategies that give rise to the reported holdings.

Dhandho Junoon ETF shares are not individually redeemable. Investors buy and sell shares of the Dhandho Junoon ETF on a secondary market. Only market makers or “authorized participants” may trade directly with the Fund, typically in blocks of 50,000 shares.

The Dhandho Junoon ETF is not suitable for all investors. Investments in the Fund are subject to investment risks, including possible loss of the principal amount invested.

Semi-Annual Report | April 30, 2016	1

Dhandho Junoon ETF	Portfolio Update
April 30, 2016 (Unaudited)

Risks of Investing in MLP Units. Investments in securities of MLPs involve risk that differs from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region.

Foreign Investment Risk. As the Fund may invest in ADRs its investments may involve risks of foreign investing, including, among others, that there is generally less complete financial information for foreign issuers than there is for U.S. issuers. In addition, adverse political, economic or social developments could undermine the value of the Fund’s investments or prevent the Fund from realizing the full value of its investments. Also, accounting, auditing and financial reporting standards for companies based in foreign markets generally are less stringent than those in the United States. ADRs also may not track the price of the underlying foreign securities on which they are based and their values may change materially at times when U.S. markets are not open for trading.

Small- and Mid- Capitalization Company Risk. Funds that emphasize investments in small/mid cap companies will generally experience greater price volatility.

Concentration Risk. The Fund seeks to track the underlying index. To the extent that the underlying index concentrates in the securities of issuers in a particular region, economy, country, market, industry or sector, the Fund will also concentrate its investments approximately to the same extent. By concentrating its investments in an industry or sector, the Fund faces more risks than if it were diversified broadly over numerous industries or sectors.

ALPS Distributors, Inc. is the Distributor for the Fund.

2	1.844.808.3557 | www.dhandhoetfs.com

Dhandho Junoon ETF	Portfolio Update
April 30, 2016 (Unaudited)

Hypothetical Performance of $10,000 Initial Investment (as of April 30, 2016)
Comparison of change in value of a $10,000 investment in the Fund and the index.

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund over the life of the Fund. The Fund commenced operations on April 1, 2016 and therefore has limited operating history. Performance calculations are as of the end of each month. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Top Ten Long Holdings (as a % of Net Assets)*		Sector Allocation (as a % of Net Assets)*

AutoZone, Inc.	16.88%	Consumer Discretionary	36.86%
Anthem, Inc.	16.35%	Financials	27.39%
The Travelers Cos., Inc.	12.28%	Health Care	19.50%
Six Flags Entertainment Corp.	3.97%	Information Technology	9.34%
American International Group, Inc.	3.71%	Industrials	3.26%
Lear Corp.	3.66%	Materials	1.73%
Allied World Assurance Co. Holdings AG	3.30%	Energy	0.76%
Dillard's, Inc., Class A	2.79%	Consumer Staples	0.64%
The Gap, Inc.	2.67%	Telecommunication Services	0.50%
Primerica, Inc.	2.60%	Cash, Cash Equivalents, & Other Net Assets	0.02%
Top Ten Holdings	68.21%

* Holdings are subject to change.

Semi-Annual Report | April 30, 2016	3

Dhandho Junoon ETF	Disclosure of Fund Expenses
April 30, 2016 (Unaudited)

Examples. As a shareholder of the Dhandho Junoon ETF (the “Fund”), you incur two types of costs: (1) transaction costs, including applicable redemption fees or brokerage charges; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held through  April 30, 2016.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period November 1, 2015 – April 30, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing Fund costs only and do not reflect any transactional costs, such as redemption fees or brokerage charges. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/15	Ending Account Value 4/30/16	Expense Ratio(a)	Expenses Paid During Period 11/1/15 - 4/30/16(b)
Actual(c)	$1,000.00	$979.90	0.75%	$0.61
Hypothetical (5% return before expenses)	$1,000.00	$1,021.13	0.75%	$3.77

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)
Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182), divided by 366.

(c)	The Fund commenced operations on April 1, 2016, and as such the actual expenses paid during the period were based on 30 days.

4	1.844.808.3557 | www.dhandhoetfs.com

Dhandho Junoon ETF	Schedule of Investments
April 30, 2016 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS (99.55%)
Consumer Discretionary (36.86%)
AutoZone, Inc.(a)	1,355	$1,036,887
Bed Bath & Beyond, Inc.(a)	380	17,944
CBS Corp., Class B Non-Voting	220	12,300
The Cheesecake Factory, Inc.	240	12,242
CST Brands, Inc.	215	8,121
Dillard's, Inc., Class A	2,433	171,405
Fiat Chrysler Automobiles NV	3,560	28,800
Fiesta Restaurant Group, Inc.(a)	226	7,257
FTD Cos., Inc.(a)	275	7,648
The Gap, Inc.	7,064	163,743
General Motors Co.	865	27,507
H&R Block, Inc.	1,632	33,032
The Interpublic Group of Cos., Inc.	1,115	25,578
Lear Corp.	1,952	224,734
Liberty TripAdvisor Holdings, Inc., Class A(a)	320	7,059
Marriott Vacations Worldwide Corp.	220	13,781
Michael Kors Holdings Ltd.(a)	670	34,612
Murphy USA, Inc.(a)	120	6,890
New Media Investment Group, Inc.	330	5,296
News Corp., Class A	595	7,390
Outerwall, Inc.	405	16,731
Pier 1 Imports, Inc.	1,730	11,920
The Priceline Group, Inc.(a)	21	28,217
Sears Holdings Corp.(a)	1,305	21,369
Six Flags Entertainment Corp.	4,060	243,803
Time, Inc.	410	6,027
The TJX Cos., Inc.	565	42,838
TripAdvisor, Inc.(a)	195	12,595
Vista Outdoor, Inc.(a)	55	2,639
The Wendy's Co.	2,380	25,847
Total Consumer Discretionary		2,264,212

Consumer Staples (0.64%)
HRG Group, Inc.(a)	2,140	30,816
The WhiteWave Foods Co.(a)	215	8,645
Total Consumer Staples		39,461

Energy (0.76%)
Era Group, Inc.(a)	455	4,336
Navigator Holdings Ltd.(a)	990	15,088
Phillips 66	330	27,096
Total Energy		46,520

Financials (27.39%)
Alexander & Baldwin, Inc.	330	12,619
Allied World Assurance Co. Holdings AG	5,700	202,806
American International Group, Inc.	4,081	227,801
Aon PLC	340	35,741
Assured Guaranty Ltd.	545	14,099
Berkshire Hathaway, Inc., Class B(a)	299	43,499
Brookfield Asset Management, Inc., Class A	993	33,583

Security Description	Shares	Value
Financials (continued)
The Charles Schwab Corp.	1,078	$30,626
KCG Holdings, Inc., Class A(a)	805	11,028
MBIA, Inc.(a)	4,864	37,939
NorthStar Asset Management Group, Inc.	515	6,407
Primerica, Inc.	3,223	159,732
The St Joe Co.(a)	2,700	45,495
The Travelers Cos., Inc.	6,865	754,464
US Bancorp	585	24,974
Validus Holdings Ltd.	245	11,292
Wells Fargo & Co.	610	30,488
Total Financials		1,682,593

Health Care (19.50%)
Amgen, Inc.	190	30,077
Anthem, Inc.	7,132	1,003,972
Baxter International, Inc.	700	30,954
DaVita HealthCare Partners, Inc.(a)	335	24,756
Halyard Health, Inc.(a)	210	5,914
HCA Holdings, Inc.(a)	360	29,023
Johnson & Johnson	285	31,943
Mallinckrodt PLC(a)	80	5,002
Valeant Pharmaceuticals International, Inc.(a)	779	25,987
Zoetis, Inc.	210	9,876
Total Health Care		1,197,504

Industrials (2.83%)
Actuant Corp., Class A	2,143	57,240
Allegion PLC	155	10,145
Canadian Pacific Railway Ltd.	139	20,051
Engility Holdings, Inc.(a)	390	7,671
Fortune Brands Home & Security, Inc.	215	11,913
Hyster-Yale Materials Handling, Inc.	110	6,737
KLX, Inc.(a)	225	7,587
NOW, Inc.(a)	465	8,398
Pentair PLC	520	30,202
Xylem, Inc.	331	13,829
Total Industrials		173,773

Information Technology (9.34%)
Alphabet, Inc., Class A(a)	45	31,855
Apple, Inc.	315	29,528
CDK Global, Inc.	60	2,854
Celestica, Inc.(a)	694	7,447
Cheetah Mobile, Inc., ADR(a)	490	7,321
Cimpress NV(a)	515	45,253
Juniper Networks, Inc.	2,242	52,463
Keysight Technologies, Inc.(a)	99	2,582
Leju Holdings Ltd., ADR	1,220	5,697
Microsoft Corp.	785	39,148
Motorola Solutions, Inc.	763	57,370
NCR Corp.(a)	1,525	44,362
NeuStar, Inc., Class A(a)	3,504	82,309
Nuance Communications, Inc.(a)	1,350	23,193

See Notes to Financial Statements.
Semi-Annual Report | April 30, 2016	5

Dhandho Junoon ETF	Schedule of Investments
April 30, 2016 (Unaudited)

Security Description		Shares	Value
Information Technology (continued)
Oracle Corp.		735	$29,297
Plantronics, Inc.		545	20,955
Science Applications International Corp.		150	7,963
Take-Two Interactive Software, Inc.(a)		1,035	35,376
ViaSat, Inc.(a)		385	29,530
The Western Union Co.		970	19,400
Total Information Technology			573,903

Materials (1.73%)
Air Products & Chemicals, Inc.		265	38,661
Ashland, Inc.		90	10,044
The Mosaic Co.		1,090	30,509
Rayonier Advanced Materials, Inc.		645	6,611
Sibanye Gold Ltd., Sponsored ADR		1,315	20,251
Total Materials			106,076

Telecommunication Services (0.50%)
Zayo Group Holdings, Inc.(a)		1,175	30,503
Total Telecommunication Services			30,503

TOTAL COMMON STOCKS
(Cost $6,210,640)			6,114,545

LIMITED PARTNERSHIPS (0.43%)
Industrials (0.43%)
Icahn Enterprises LP		435	26,478

TOTAL LIMITED PARTNERSHIPS
(Cost $27,251)			26,478

7 Day Yield		Shares	Value
SHORT TERM INVESTMENTS (0.07%)
Morgan Stanley Institutional Liquidity Funds, Prime Portfolio	0.388%	4,167	4,167

TOTAL SHORT TERM INVESTMENTS
(Cost $4,167)			4,167

TOTAL INVESTMENTS (100.05%)
(Cost $6,242,058)			$6,145,190

NET OTHER ASSETS AND LIABILITIES (-0.05%)			(3,105)

NET ASSETS (100.00%)			$6,142,085

(a)	Non-income producing security.

See Notes to Financial Statements.
6	1.844.808.3557 | www.dhandhoetfs.com

Dhandho Junoon ETF	Statement of Assets and Liabilities
April 30, 2016 (Unaudited)

ASSETS:
Investments, at value	$6,145,190
Dividends receivable	422
Total Assets	6,145,612

LIABILITIES:
Payable to adviser	3,527
Total Liabilities	3,527
NET ASSETS	$6,142,085

NET ASSETS CONSIST OF:
Paid-in capital	$6,240,725
Accumulated net investment loss	(1,648)
Accumulated net realized loss on investments	(124)
Net unrealized depreciation on investments	(96,868)
NET ASSETS	$6,142,085

INVESTMENTS, AT COST	$6,242,058

PRICING OF SHARES:
Net Assets	$6,142,085
Shares of beneficial interest outstanding (Unlimited number of shares authorized, no par value)	252,000
Net Asset Value, offering and redemption price per share	$24.37

See Notes to Financial Statements.
Semi-Annual Report | April 30, 2016	7

Dhandho Junoon ETF	Statement of Operations
For the Period Ended April 1, 2016 (Commencement) to April 30, 2016 (Unaudited)

INVESTMENT INCOME:
Dividends	$1,879
Total investment income	1,879

EXPENSES:
Investment adviser fees	3,527
Total expenses	3,527
NET INVESTMENT LOSS	(1,648)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized loss on investments	(124)
Net change in unrealized depreciation on investments	(96,868)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(96,992)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(98,640)

See Notes to Financial Statements.
8	1.844.808.3557 | www.dhandhoetfs.com

Dhandho Junoon ETF	Statement of Changes in Net Assets

For the Period April 1, 2016 (Commencement) to April 30, 2016 (Unaudited)
OPERATIONS:
Net investment loss	$(1,648)
Net realized loss on investments	(124)
Net change in unrealized depreciation on investments	(96,868)
Net decrease in net assets resulting from operations	(98,640)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	6,190,725
Net increase from share transactions	6,190,725

Net increase in net assets	6,092,085

NET ASSETS:
Beginning of period	50,000
End of period *	$6,142,085

*Including accumulated net investment loss of:	$(1,648)

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,000
Shares sold	250,000
Shares outstanding, end of period	252,000

See Notes to Financial Statements.
Semi-Annual Report | April 30, 2016	9

Dhandho Junoon ETF	Financial Highlights
For a Share Outstanding Throughout the Period Presented

	For the Period April 1, 2016 (Commencement) to April 30, 2016 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$24.87	(a)

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)
Net realized and unrealized loss	(0.49)
Total from investment operations	(0.50)

NET DECREASE IN NET ASSET VALUE	(0.50)
NET ASSET VALUE, END OF PERIOD	$24.37
TOTAL RETURN(c)	(2.01)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$6,142

Ratio of expenses to average net assets	0.75	%(d)
Ratio of net investment income to average net assets	(0.35	)%(d)
Portfolio turnover rate(e)	0	%(f)

(a)
The net asset value at the beginning of the period differs from the beginning net asset value reflected on the Statement of Changes in Net Assets due to a change in unrealized gain/(loss) from the inception date, March 31, 2016, to when the initial basket was created.

(b)	Based on average shares outstanding during the period.
(c)
Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at actual reinvestment prices.  Total return calculated for a period less than one year is not annualized.

(d)	Annualized.
(e)	Portfolio turnover is not annualized and does not include securities received or delivered from processing creations or redemptions.
(f)	Less than 0.50%.

See Notes to Financial Statements.
10	1.844.808.3557 | www.dhandhoetfs.com

Dhandho Junoon ETF	Notes to Financial Statements
April 30, 2016 (Unaudited)

1. ORGANIZATION

The Elevation ETF Trust (the ‘‘Trust’’) is an open-ended management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of April 30, 2016, the Trust currently consists of two separate portfolios. Each portfolio represents a separate series of the Trust. This report pertains to the Dhandho Junoon ETF (the “Fund”). The Fund seeks investment results that correspond generally to the performance, before the Fund’s fees and expenses, of the Dhandho Junoon Index. The Fund has elected to qualify as a non-diversified series of the Trust under the 1940 Act.

The Fund was organized as a statutory trust on December 3, 2015 under the laws of the State of Delaware. The Fund had no operations from that date to March 4, 2016, other than those relating to organizational matters and the registration of its shares under applicable securities laws. The Adviser purchased 2,000 initial shares at $25.00 per share on March 4, 2016, and the Fund commenced operations on April 1, 2016.

The Fund’s Shares (“Shares”) are listed on the New York Stock Exchange (“NYSE”) Arca. The Fund issues and redeems Shares at net asset value (“NAV”) in blocks of 50,000 Shares, each of which is called a “Creation Unit”. Creation Units are issued and redeemed principally in-kind for securities included in a specified index. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. The Fund is authorized to issue an unlimited number of shares with no par value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

A. Portfolio Valuation
The Fund’s NAV is determined daily, as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities listed on any exchange other than the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price as determined by NASDAQ. Portfolio securities traded in the over-the-counter market, but excluding securities traded on the NASDAQ, are valued at the latest quoted sale price in such market.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Trust’s Board of Trustees (the “Board”). When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established primary pricing source or the pricing source is not willing to provide a price; a security with respect to which an event has occurred that is most likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; or a security whose price, as provided by the pricing service, does not reflect the security’s “fair value” due to the security being de-listed from a national exchange or the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open. As a general principle, the current “fair value” of a security would be the amount which the owner might reasonably expect to receive from the sale on the applicable exchange or principal market. A variety of factors may be considered in determining the fair value of such securities.

B. Fair Value Measurements
The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability; including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Semi-Annual Report | April 30, 2016	11

Dhandho Junoon ETF	Notes to Financial Statements
April 30, 2016 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities and Limited Partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2016:

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$6,114,545	$–	$–	$6,114,545
Limited Partnerships	26,478	–	–	26,478
Short Term Investments	4,167	–	–	4,167
TOTAL	$6,145,190	$–	$–	$6,145,190

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.

The Fund recognizes transfers between levels as of the end of the period. For the period ended April 30, 2016, the Fund did not have any transfers between Level 1 and Level 2 securities. The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value.

C. Securities Transactions and Investment Income
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the highest cost basis. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

D. Dividends and Distributions to Shareholders
Dividends from net investment income of the Fund, if any, are declared and paid annually. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.  Dividends may be declared and paid more frequently to improve underlying index tracking or to comply with the distribution requirements of the Internal Revenue Code.

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Dhandho Junoon ETF	Notes to Financial Statements
April 30, 2016 (Unaudited)

E. Federal Tax and Tax Basis Information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

The Fund has not paid any distributions for the period ended April 30, 2016.

As of April 30, 2016, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Dhandho Junoon ETF
Gross appreciation (excess of value over tax cost)	$107,054
Gross depreciation (excess of tax cost over value)	(203,922)
Net unrealized depreciation	(96,868)
Cost of investments for income tax purposes	$6,242,058

The differences between book-basis and tax-basis are primarily due to the deferral of losses from wash sales and investments in partnerships.

F. Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. The Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the period ended April 30, 2016, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions.

G. Indemnification
Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

3. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

ALPS Advisors, Inc. (the “Adviser”) acts as the Fund’s investment adviser pursuant to an Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary fee for the services and facilities it provides payable on a monthly basis at the annual rate of 0.75% of the Fund’s average daily net assets. From time to time, the Adviser may waive all or a portion of its fee.

Out of the unitary management fee, the Adviser pays substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, taxes, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the Fund’s business. The Adviser’s unitary management fee is designed to pay substantially all of the Fund’s expenses and to compensate the Adviser for providing services for the Fund.

ALPS Fund Services, Inc. (the “Administrator”), an affiliate of the Adviser, is the fund accountant and administrator of the Fund.

ALPS Distributors, Inc. (the “Distributor”), an affiliate of the Adviser,  serves as the principal underwriter and national distributor for the shares of each Fund pursuant to a Distribution Agreement with the Trust. The offering of the Fund’s shares is continuous.

Semi-Annual Report | April 30, 2016	13

Dhandho Junoon ETF	Notes to Financial Statements
April 30, 2016 (Unaudited)

Each Trustee who is not an officer or employee of the Adviser, any sub-adviser or any of their affiliates (“Independent Trustees”) receives (1) a quarterly retainer of $4,000, (2) a per meeting fee for regularly scheduled meetings of $2,000, (3) $1,000 for any special meeting held outside of a regularly scheduled board meeting, and (4) reimbursement for all reasonable out-of-pocket expenses relating to attendance at meetings.

4. PURCHASES AND SALES OF SECURITIES

For the period ended April 30, 2016, the cost of purchases and proceeds from sales of investment securities, excluding in-kind transactions and short-term investments, were as follows:

Fund	Purchases	Sales
Dhandho Junoon ETF	$6,245,020	$7,004

5. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only broker‐dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Fund. Such transactions are generally permitted on an in‐kind basis, with a balancing cash component to equate the transaction to the NAV per unit of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

6. SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date of the financial statements were issued.

Subsequent to period end, 150,000 shares totaling $3,583,418 were redeemed from the Fund, which represent 60% of total shares outstanding as of April 30, 2016.

Management has determined that there were no other subsequent events to report through the issuance of these financial statements.

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Dhandho Junoon ETF	Additional Information
April 30, 2016 (Unaudited)

PROXY VOTING RECORDS, POLICIES AND PROCEDURES

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the Fund’s proxy voting policies and procedures used in determining how to vote for proxies are available without charge on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov and upon request, by calling 1-844-808-3557.

PORTFOLIO HOLDINGS

The Trust is required to disclose, after its first and third fiscal quarters, the complete schedule of each Fund’s portfolio holdings with the SEC on Form N-Q. Form N-Q for each Fund will be available on the SEC’s website at www.sec.gov. Each Fund’s Form N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Fund’s Form N-Q will be available without charge, upon request, by calling 1-844-808-3557 or by writing to Elevation ETF Trust at 1290 Broadway, Suite 1100, Denver, Colorado 80203.

INDEX PROVIDER AND LICENSING AGREEMENT

Indxx LLC is the index provider for the Fund. The Index Provider is not affiliated with the Trust, the Adviser or the Distributor. The Index Provider has entered into a license agreement with Dhandho Funds LLC (“Dhandho”) to provide for the use by Dhandho of the names of the Index Provider and underlying index and certain related intellectual property in connection with the underlying index (the “Dhandho License Agreement”). Dhandho in turn has entered into a sublicense agreement with the Adviser to use the underlying index. Pursuant to the sublicense agreement, the use of the underlying index by the Adviser and the Fund is subject to the terms of the Dhandho license agreement, which impose certain limitations and conditions on the Fund’s ability to use the underlying index. The Index Provider or its agent also serves as calculation agent for the Index (the “Index Calculation Agent”). The Index Calculation Agent is responsible for the management of the day-to-day operations of the Index, including calculating the value of the Index every 15 seconds, widely disseminating the Index values every 15 seconds and tracking corporate actions, some of which result in Index adjustments. The Fund does not pay a separate license fee to use the underlying index.

Indxx LLC is the designer of the construction and methodology for the underlying index. “Dhandho Junoon” is a service mark or trademark of Dhandho. Indxx LLC and Dhandho act as brand licensor for the Underlying Index. Neither Indxx LLC nor Dhandho are responsible for the descriptions of the Underlying Index or the Fund that appear herein. Indxx LLC and Dhandho are not affiliated with the Trust, the Adviser or the Distributor. The following disclosure relates to such licensing agreements:

The Fund is not sponsored, endorsed, sold or promoted by Indxx LLC. Indxx LLC makes no representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly. Indxx LLC has no obligation to take the needs of the adviser or the shareholders of the fund into consideration in determining, composing or calculating the underlying index. Indxx LLC is not responsible for and has not participated in the determination of the timing, amount or pricing of the fund shares to be issued or in the determination or calculation of the equation by which the fund shares are to be converted into cash. Indxx LLC has no obligation or liability in connection with the administration, marketing or trading of the fund.

Indxx, LLC makes no warranty, express or implied, as to the results to be obtained by any person or entity from the use of the index, trading based on the index, or any data included therein in connection with the products, or for any other use. Indxx expressly disclaims all warranties and conditions, express, statutory, or implied, except as set forth in this agreement. Except as otherwise specifically set forth in this agreement, Indxx hereby expressly disclaims all implied warranties and conditions of merchantability, title, or fitness for a particular purpose or use with respect to the index or any data included therein.

Indxx, LLC does not guarantee the accuracy and/or the completeness of any data supplied by it or any data included therein. Indxx, LLC makes no warranty, express or implied, as to results to be obtained by the fund, its shareholders or affiliates, or any other person or entity from the use of the data supplied by Indxx, LLC or any data included therein. Indxx, LLC makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the data supplied by Indxx, LLC or any data included therein. Without limiting any of the foregoing. In no event shall Indxx, LLC have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

The Fund is not sponsored by Dhandho. Dhandho makes no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities or commodities generally or in the Fund particularly and does not guarantee the quality, accuracy or completeness of the underlying index or any underlying index data included herein or derived therefrom and assumes no liability in connection with their use. The underlying index is determined and composed without regard to the Adviser or the Fund. Dhandho has no obligation to take the needs of the Adviser, the Fund or the shareholders of the Fund into consideration in connection with the foregoing. Dhandho is not responsible for and has not participated in the determination of pricing or the timing of the issuance or sale of the Shares of the Fund or in the determination or calculation of the NAV of the Fund. Dhandho has no obligation or liability in connection with the administration or trading of the Fund.

Semi-Annual Report | April 30, 2016	15

Dhandho Junoon ETF	Additional Information
April 30, 2016 (Unaudited)

The Adviser does not guarantee the accuracy and/or the completeness of the underlying index or any data included therein, and the Adviser shall have no liability for any errors, omissions or interruptions therein. The Adviser makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the Shares of the Fund or any other person or entity from the use of the underlying index or any data included therein. The Adviser makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the underlying index or any data included therein. Without limiting any of the foregoing, in no event shall the Adviser have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the underlying index, even if notified of the possibility of such damages.

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Dhandho Junoon ETF	Board Considerations Regarding Approval of Investment Advisory Agreement
April 30, 2016 (Unaudited)

At an in-person meeting held on March 2, 2016 (the “Meeting”), the Board of Trustees of the Trust (the “Board” or the “Trustees”), including the Trustees who are not “interested persons” of the Trust within the meaning of the 1940 Act, as amended (the “Independent Trustees”), evaluated a proposal to approve the Advisory Agreement between the Trust and ALPS Advisors, Inc. (the “Adviser”) with respect to the Dhandho Junoon ETF (“the Fund”). The Independent Trustees also met separately to consider the Advisory Agreement.

Prior to reaching the conclusion to approve the Advisory Agreement, the Independent Trustees requested and obtained from the Adviser such information as the Independent Trustees deemed reasonably necessary to evaluate the Advisory Agreement with respect to the Fund. In addition, the Board received a memorandum from fund counsel  regarding the responsibilities of the Board with respect to the approval of investment advisory agreements, which they reviewed during the Meeting and participated in question and answer sessions with representatives of the Adviser. Prior to the Meeting, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding the Fund’s proposed fees and expenses relative to the fees and expenses of other comparable funds. The Independent Trustees carefully evaluated this information and met in executive session outside the presence of Fund management.

In evaluating the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services expected to be provided by the Adviser with respect to the Fund under the Advisory Agreement, as applicable, (ii) the advisory fees and other expenses proposed to be paid by the Fund compared to those of similar funds managed by other investment advisers, (iii) the expected profitability to the Adviser from its proposed advisory relationships with the Fund and the reasonableness of compensation to the Adviser; (iv) the extent to which economies of scale would be realized if and as the Fund’s assets increase and whether the fee level in the Advisory Agreement reflects these economies of scale; and (v) any additional benefits and other considerations.

With respect to the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement, the Trustees considered and reviewed information concerning the services proposed to be provided under the Advisory Agreement, the strategy for the Fund, financial information regarding the Adviser and its parent company, information describing the Adviser’s current organizations and the background and experience of the persons who would be responsible for the day-to-day management of the Fund, the anticipated financial support of the Fund, and the nature and quality of services provided to other ETFs, open-end and closed-end funds by the Adviser. Based upon their review, the Trustees concluded that the Adviser was qualified to oversee the services to be provided by other service providers and that the services to be provided by the Adviser to the Fund are expected to be satisfactory.

With respect to the costs of services to be provided and profits to be realized by the Adviser, the Trustees considered the resources involved in managing the Fund as well as the fact that the Adviser agreed to pay all of the Fund’s’ expenses (except for interest expenses, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) out of the unitary advisory fee. Based on its review, the Trustees concluded that the expected profitability of the Fund to the Adviser was not unreasonable.

The Trustees also reviewed comparative fee and expense data provided by Broadridge and the Adviser regarding the Fund. The Trustees noted the services to be provided by the Adviser for the annual advisory fee of 0.75% of the Fund’s average daily net assets. The Trustees also considered that the advisory fee was a unitary one and that, as set forth above, the Adviser had agreed to pay all of the Fund’s expenses (except for interest expenses, marketing fees, distribution fees or expenses, brokerage expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) out of the unitary fee. Based on the foregoing and the other information available to them, the Trustees concluded that the advisory fee for the Fund was reasonable under the circumstances and in light of the quality of services provided.

The Trustees also considered other benefits that may be realized by the Adviser from its relationship with the Fund and concluded that the advisory fees were reasonable taking into account such benefits.

The Trustees considered the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect a reasonable sharing of such economies of scale for the benefit of the Fund’s investors. Because the Fund is newly organized, the Trustees reviewed the Fund’s proposed unitary advisory fee and anticipated expenses and determined to review economies of scale in the future when the Fund had attracted assets.

In voting to approve the Advisory Agreement, the Trustees (a) concluded that the terms of the Advisory Agreement are reasonable and fair in light of the services to be performed, (b) concluded that the Adviser’s fees are reasonable in light of the services that it will provide to the Fund; and (c) agreed to approve the Advisory Agreement based upon the above considerations, among others.  The Trustees did not identify any single factor or group of factors as all important or controlling, noting that each Trustee could attribute different weights to the various factors considered, and they considered all factors together.

Semi-Annual Report | April 30, 2016	17

94.4800
121.4700
0.0082
0.6598

DHANDHO FUNDS

This report has been prepared for shareholders of the ETF described herein and may be distributed to others only if preceded or accompanied by a prospectus.

ALPS Distributors, Inc., Distributor for the ETF.

Item 2.	Code of Ethics.

Not applicable to this Report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this Report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this Report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to Vote of Security Holders.

The Board will consider shareholder nominees for Trustees. All nominees must possess the appropriate characteristics, skills and experience for serving on the Board. In particular, the Board and its Independent Trustees will consider each nominee’s integrity, educational, professional background, understanding of the Trust’s business on a technical level and commitment to devote the time and attention necessary to fulfill a Trustee’s duties. All shareholders who wish to recommend nominees for consideration as Trustees shall submit the names and qualifications of the candidates to the Secretary of the Trust by writing to: Elevation ETF Trust, 1290 Broadway, Suite 1100, Denver, Colorado, 80203.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to this Report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ELEVTION ETF TRUST

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	July 7, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeremy O. May
Jeremy O. May
President (Principal Executive Officer)

Date:	July 7, 2016

By:	/s/ Kimberly R. Storms
Kimberly R. Storms
Treasurer (Principal Financial Officer)

Date:	July 7, 2016